Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (124)	$ (8,389)	$ (14,376)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	0	55	13
Reduction in the carrying amount of right of use assets		74	172
Stock-based compensation		290	9,983
Noncash interest expense		4,500
Noncash lease expense			5
Changes in:
Accounts Receivable		(191)
Inventory		(626)
Prepaid expenses and other current assets		(6,982)	(824)
Accounts payable		375	215
Accrued expenses and other current liabilities		316	467
Related party payables	124	811	560
Contract liabilities		297	2,608
Net cash used in operating activities	0	(9,470)	(1,177)
Cash Flows from Investing Activities:
Purchases of property and equipment		(3,950)	(431)
Investment in equity securities		(123)	(122)
Net cash used in investing activities	0	(4,073)	(553)
Cash flows from financing activities:
Exercise of stock options		187
Proceeds from issuance of common stock			19,584
Common stock issuance transaction costs			(1,024)
Payment of finance lease liability		(38)	(29)
Debt issuance costs		(59)
Proceeds from issuance of convertible notes		45,000	500
Deferred transaction costs		(487)	(137)
Net cash provided by financing activities	0	44,603	18,894
Effect of exchange rate changes on cash		(26)	(25)
Increase in cash		31,034	17,139
Cash, date of inception	0	17,139	0
Cash and restricted cash -Ending	$ 0	48,173	$ 17,139
Supplemental schedule of non-cash investing activities and financing activities:
Transaction costs included in accrued expenses		2,978
Accrual for Horizon license agreement		$ 10,000